Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 2,370,963		$ 2,370,963
Net loss	(2,975,846)	$ (7,821,756)	(7,846,048)	$ (11,875,682)
Accumulated deficit	$ (31,961,654)		$ (31,961,654)		$ (24,115,606)